LEASES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Leases
Rent expense	$ 186,875	$ 320,569
Lessee operating lease description	The Company has two operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025	The Company has three operating leases with the lease term over one year expiring in March and August 2022
Lessee operating lease term of contract	1 year	1 year
Operating lease right-of-use assets	$ 653,603	$ 712,088	$ 453,708	$ 415,770
Operating lease liabilities current	204,017	270,556	162,178	173,292
Operating lease liabilities non-current	$ 449,586	$ 441,532	$ 291,530	$ 242,478